LEASES AS LESSEE (Tables)	6 Months Ended
Jun. 30, 2026
Leases As Lessee
Schedule of Supplemental balance sheet information related to operating lease

	As of
	December 31, 2025	June 30, 2026
	$US	$US
		(Unaudited)
Operating lease right-of-use assets	3,574,775	3,309,694

Operating lease liabilities – current	726,152	726,186
Operating lease liabilities – non-current	2,876,209	2,592,046
Total operating lease liabilities	3,602,361	3,318,232

	For the six months ended June 30,
	2025	2026
	(Unaudited)
Weighted discount rate for the operating lease	3.74%	3.56%
Weighted average remaining lease term	31 months	100 months

Schedule of Lease expense

	For the six months ended June 30,
	2025	2026
	$US	$US
	(Unaudited)
Operating leases expense	213,488	432,162
Short-term lease expense	23,328	24,436
Finance lease cost	38,495	—
Interest	20,667	—
Total	295,978	456,598

Schedule of future minimum payments

For the year ending December 31,	Amount
$US
Remainder of 2026	398,603
2027	653,774
2028	426,883
2029	258,324
2030	254,824
2031 and thereafter	1,894,426
Total lease payments	3,886,834
Less: imputed interest	(568,602)
Total operating lease liabilities, net of interest	3,318,232